UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mandana Hedayat, CFA
Title:	CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Mandana Hedayat		Los Angeles, CA		February 11, 2009

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	22

Form 13F Information Table Value Total:	$90,921
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

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
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------

ADOLOR CORP			  COM	  00724X102	   605 	   364,434    SH	Sole		   364,434
ANADYS PHARMACEUTICALS INC	  COM	  03252Q408	   331 	   211,200    SH	Sole		   211,200
ARADIGM CORPORATION		  COM 	  038505301	   164 	   657,907    SH	Sole		   657,907
BIODEL INC			  COM	  09064M105	 1,421 	   294,900    SH	Sole		   294,900
CADENCE PHARMACEUTICALS INC	  COM	  12738T100	 2,313 	   319,978    SH	Sole		   319,978
CARDIOME PHARMA CORP		  COM	  14159U202	 1,993 	   438,000    SH	Sole		   438,000
CYTOKINETICS INC		  COM	  23282W100	 3,934 	 1,380,367    SH	Sole		 1,380,367
GILEAD SCIENCES INC		  COM	  375558103	 5,336 	   104,340    SH	Sole		   104,340
INSPIRE PHARMACEUTICALS INC	  COM	  457733103	 6,540 	 1,816,700    SH	Sole		 1,816,700
INSULET CORPORATION		  COM	  45784P101	 2,008 	   260,100    SH	Sole		   260,100
INTERMUNE  INC			  COM	  45884X103	 2,954 	   279,200    SH	Sole		   279,200
ISIS PHARMACEUTICALS INC	  COM	  464330109	18,451   1,301,177    SH	Sole		 1,301,177
MICROMET INC			  COM	  59509C105	 5,054 	 1,159,122    SH	Sole		 1,159,122
NEUROCRINE BIOSCIENCES INC	  COM	  64125C109	   612 	   191,400    SH	Sole		   191,400
ONYX PHARMACEUTICALS INC	  COM	  683399109	 1,059 	    31,000    SH	Sole		    31,000
PONIARD PHARMACEUTICALS INC	  COM	  732449301	    20 	    10,400    SH	Sole		    10,400
POZEN INC			  COM	  73941U102	 5,475 	 1,086,219    SH	Sole		 1,086,219
RIGEL PHARMACEUTICALS INC	  COM	  766559603	 7,238 	   904,800    SH	Sole		   904,800
SAVIENT PHARMACEUTICALS INC	  COM	  80517Q100	 6,953 	 1,200,779    SH	Sole		 1,200,779
SEATTLE GENETICS INC		  COM	  812578102	 5,952 	   665,747    SH	Sole		   665,747
TEVA PHARMACEUTICAL INDS LTD	  COM	  881624209	 4,351 	   102,200    SH	Sole		   102,200
UNITED THERAPEUTICS CORP DEL	  COM	  91307C102	 8,157 	   130,400    SH	Sole		   130,400



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